Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
627400034	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired about refinancing, and the servicer transferred the call to the refinance department.
On XX/XX/XXXX, the servicer called, and the borrower asked about the change in interest rate. The servicer advised that the rate increase effective XX/XX/XXXX was within the note terms. The borrower stated that, according to the loan officer, a XX% increase should not apply to any change. The servicer advised the borrower to initiate the dispute process and send a copy of the note via fax, as the borrower disagreed with the ARM change. The borrower mentioned that the ARM screen shows a XX% maximum increase per change, but according to the note, it should be XX%. Upon review, the note confirmed that the section states: “The interest rate at the first change will not be greater than XX% or less than XX%. Thereafter, the adjustable interest rate will never increase or decrease beyond the limits specified.” The servicer advised the borrower to submit the dispute in writing. On XX/XX/XXXX, the borrower requested a copy of the closing documents, specifically the note, to be faxed. There was no additional contact, and the loan is performing.

Dispute Comments: On XX/XX/XXXX, the borrower disputed the interest rate change, stating that the note indicates the rate should not be increased. On XX/XX/XXXX, the borrower faxed a document showing that for the first change, the rate would not be greater than XX% or less than XX%. The audit was approved, and the issue was resolved by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	8/XX/2025
627400048	XXXX		XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called regarding a loss draft issue and a check that needs endorsement. The agent advised that they provided the phone number for the loss draft department and transferred the borrower, explaining that the transfer was completed cold due to the hold time exceeding XX minutes. As per comment dated XX/XX/XXXX borrower called regarding the insurance check for $X.XX issued on XX/XX/XXXX for XXX damage and the need to replace XXX. The agent advised them on the non‑monitor procedures, confirmed that the procedure letter was emailed to both provided email addresses, and informed them that it is permissible to contact the borrower at the email on file. As per comment dated XX/XX/XXXX borrower called regarding the status of the disbursement. The agent advised that the check was mailed on XX/XX/XXXX through regular mail and that no review is needed at this time. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower inquired on check needing endorsement and loss draft miscellaneous mail received. As per comment dated XX/XX/XXXX date of loss is noted as XX/XX/XXXX due to XXX damage and needs to replace XXX. There is no evidence that repair is completed or 100% inspection in file.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	4/XX/2025
627400060	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower requested information to be faxed opened and gave verbal authorization to speak borrower wife who was upset about late charges. Borrower is requesting XX documents in doc hub. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	9/XX/2025
627400068	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower inquired on insurance policies and confirmed declaration pages received and account updated. also inquired about ARM update. Advised effective XX/XXXX. On XX/XX/XXXX Borrower inquired about policy XXX; advised insurance company on file and confirmed policy updated on XX/XX/XXXX. On XX/XX/XXXX Borrower called regarding XXX non-escrow tax payment and inquired about repayment into escrow. Advised that monthly payment will increase to $X.XX effective XX/XX/XXXX due to escrow shortage of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	12/XX/2025
627400140	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and processed payment in the amount of $X.XX. Servicer advised to allow XX–XX business days for the payment to clear the bank. Payment is effective as of XX/XX/XXXX. Borrower also inquired about setting up auto payment and was advised of available options. On XX/XX/XXXX, Borrower called and inquired if the payment was received. Service advised that it was not. Borrower was stated the payment method was via the website. Servicer advised about the XX-day grace period and to wait an additional day since the payment was made online over the weekend. Borrower stated that if they does not see the payment, they will call tomorrow to make the payment. Servicer advised again about the grace period and also informed that auto payment setup is scheduled for XX/XX/XXXX. On XX/XX/XXXX, Borrower inquired about hazard company and policy information due to XXX and needing to contact the hazard agent for coverage purposes. Servicer assist them. On XX/XX/XXXX, Borrower called in and inquired about escrow shortage. Servicer explained the escrow shortage and advised that there is a shortage of $X.XX. Also explained that if the escrow shortage is paid, the amount would be $X.XX. On XX/XX/XXXX, Borrower called in and  inquired why the payment was increased. Servicer advised that it was due to an escrow balance shortage and also because taxes and insurance increased. Explained that the shortage had to be paid by XX/XX and that the payment would only decrease by $X.XX.Servicer advised that the next escrow analysis will be in XXX. Confirmed the new payment amount effective with XXX. On XX/XX/XXXX, Borrower requested that taxes not be paid from escrow due to a bill discrepancy of approximately $X.XX and inquired if any payments were sent since XX/XX/XXXX. Servicer advised no payments were sent and informed that a task was opened with a turnaround time of XX business days and will expire after XX days. Borrower stated there is a dispute with the tax authority and that a request for payment was sent to us on XX/XX/XXXX for $X.XX to avoid an erroneous payment. Borrower is requesting that we do not disburse funds. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	9/XX/2025
627400194	XXXX		XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower stated that auto draft did not go through and wanted to make a payment and update mailing. On XX/XX/XXXX spoke with authorized third-party regarding document or check received related. On XX/XX/XXXX authorized third-party called into inquired that received the check endorse and check was mailed back out.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates there was a property damage related to XXX and date of loss on XX/XX/XXXX. Claim filed and check amount of $X.XX and dated XX/XX/XXXX indicates check received, dated XX/XX/XXXX states check to endorsed and check was mailed back out. There was no indication of 100% repairs inspection completed on the subject property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	11/XX/2025
627400280	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower stated that taxes are paid and provided proof as well. On XX/XX/XXXX, Borrower sent proof of making own tax payment that was received and no refund was received. On XX/XX/XXXX it shows that borrower not able to verify the property address and stated borrower will call back and borrower is talking about the taxes. On XX/XX/XXXX borrower inquired about tax and wanted to remove the taxes as borrower send proof of taxes that are paid. On XX/XX/XXXX borrower called in regarding taxes. Borrower said, please return it electronically to same bank account. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	8/XX/2025
627400287	XXXX		XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX borrower called to inquire about the multiple auto draft payments and representative advise XXX payment was drafted in error.  Representative advise only late charged was assessed and representative advised to send complaint regarding second auto draft payment. On XX/XX/XXXX borrower called regarding the check endorsement issues and representative transferred the call to loss draft. On XX/XX/XXXX borrower called to inform check was received on XX/XX. On XX/XX/XXXX borrower was called to advise about documents needed to endorse check.  On XX/XX/XXXX borrower called regarding the loss draft check and representative advised loss draft check was mailed out on XX/XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX XXX damage reported in property on XX/XX/XXXX and insurance claim was filed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	10/XX/2025
627400317	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	10/XX/2025
627400319	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding a payment issue after receiving a collections email; advised payment was returned due to account closure, provided instructions for online payment, and will send a new ACH form to the borrower’s email. There was no additional contact and the loan is performing. As per the comment dated XX/XX/XXXX late fee dispute raised by borrower and as per the comment dated XX/XX/XXXX fee dispute was denied; borrower advised that the $X.XX bad check fee assessed on XX/XX cannot be waived without proof of our error, though a one-time courtesy waiver for late charges is available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	11/XX/2025
627400416	XXXX		XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding the loss draft check and status of disbursement notes. Representative advised check was mailed out on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comments dated XX/XX/XXXX property damage reported on XX/XX/XXXX and as per the comments dated XX/XX/XXXX claim was closed. 100% inspection results not received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	6/XX/2025
627400421	XXXX		XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to report XXX damage to the property and inquired to endorse loss draft claim check. On XX/XX/XXXX borrower called in to inquire on loss draft issue. On XX/XX/XXXX borrower called in regards loss draft and has additional check for $X.XX and looking to go over procedures. On XX/XX/XXXX borrower called in as received letter stating need additional information servicer informed require updated adjuster report to endorse and release claim check. On XX/XX/XXXX borrower called in to inform that requested documents were sent. On XX/XX/XXXX borrower called in to discuss loss draft status. On XX/XX/XXXX borrower called in as they received the check back servicer advised as borrower to resend the check back to endorsed and release as they have received the missing documents. On XX/XX/XXXX borrower called in to check the status on disbursement. On XX/XX/XXXX borrower called in with a request to speak with loss draft representative. On XX/XX/XXXX borrower called in to check status on endorsement. On XX/XX/XXXX borrower called to check the status of initial disbursement servicer advised disbursement went out on XX/XX/XXXX via regular mail and inspection results at XX%. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower reported property damage due to XXX.
As per comment dated XX/XX/XXXX XX% inspection was completed.
However no evidence of damage being repaired or 100% inspection being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	8/XX/2025
627400428	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire on manual payment as the auto payment draft was returned. Agent asked additional time XX, as XX attempts have already been made to clear the XXX payment. Also, asked borrower to allow more time to avoid duplicate payment. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	7/XX/2025
627400455	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding the request to generate a life of loan payment history to be mailed to the mailing address on file and to reissue the escrow deletion letter on XX/XX/XXXX. Borrower called regarding the inquiry about speaking with a supervisor and was transferred to a supervisor. The borrower expressed concern that there is still an escrow account on the loan and requested to have it removed. The agent advised that information was sent on XX/XX/XXXX, stating the escrow cannot be removed because the property is classified as an investment dwelling. The borrower stated they do not collect rent on the property and mentioned they do not want to make today’s payment because the escrow is being removed. On XX/XX/XXXX borrower called regarding the request to waive taxes from the escrow account. A task was opened to process the waiver request, and were advised that the turnaround time is XX business days. The agent advised that a letter of denial was also requested, and a task was opened for that with a turnaround time of XX business days, plus an additional XX to XX business days for mailing. On XX/XX/XXXX borrower called regarding the inquiry about the payment amount and due date. The agent advised them that the amount of $X.XX is due for XXX and XXX payments and offered to connect them with a payment specialist. The agent also discussed the escrow shortage and confirmed that taxes were paid from the escrow account. A task was opened for the borrower’s request, and they were advised that the turnaround time is XX business days plus XX to XX business days for mailing for account. On XX/XX/XXXX borrower called stating that a principal only payment of $X.XX made on XX/XX was supposed to be applied to the XXX payment. The borrower mentioned that they completed a payment by phone transaction to cover XXX and requested that the funds be reversed and applied to the XXX payment. There was no additional contact, and the loan is performing. A verbal dispute was received on XX/XX/XXXX for escrow and on XX/XX/XXXX dispute which was resolved requested to remove taxes from escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	8/XX/2025
627400615	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
As per the comment credit dispute raised by the borrower and as per the comment dated XX/XX/XXXX Correction submitted to credit reporting agencies for XX/XX reporting to reflect XX/XX payment as current due to effective dated payment; all other reported information remains accurate.
							10/31/2025	3/XX/2025
627400623	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	9/XX/2025
627400776	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence has been found regarding skip trace activity. There was no additional contact and currently file is performing.
							10/31/2025	12/XX/2025
627400779	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called regarding hazard insurance coverage. The servicer advised that payments for flood and homeowner insurance had been sent out. The agent was unsure of what was supposed to be paid. On XX/XX/XXXX, the borrower inquired about hazard insurance, and the servicer transferred the call to the insurance department. The borrower was not happy about line XXX not being paid yet. The servicer confirmed that line XXX had been paid to the insurance company as of XX/XX/XXXX. The borrower asked about the wind policy, and the servicer transferred the call to the insurance department to confirm that the policies were paid. On XX/XX/XXXX, the borrower inquired about the payment increase. The servicer explained that the increase was due to the windstorm policy being added and an increase in taxes and insurance, which caused the payment to rise. The servicer advised that the new payment amount of $X.XX went into effect on XX/XX/XXXX, and the shortage was spread over XX months from that date. The servicer also explained how to pay back the escrow shortage, noting that a short payment was received and $X.XX was taken from escrow to apply to the XXX payment. On XX/XX/XXXX, the borrower wanted to confirm if a payment was received and asked whether the payment would be applied to the July installment. The servicer advised that the payment would post today but would not display until the next business day. The servicer also confirmed that funds would go toward the XXX payment unless specified otherwise and provided details about the XX/XX/XXXX bad check fee. On XX/XX/XXXX, the borrower inquired about nonsufficient funds and other fees. The servicer advised that a $X.XX fee was applied to the account and would appear on the bill each time until paid. The servicer also explained that the bad check fee was due to nonsufficient funds. The borrower asked if the bank could cancel the payment due to insufficient funds, and the servicer advised that the borrower could submit a written request to the bank. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	12/XX/2025
627400803	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called regarding wanting information on making principal payments in advance and the different options available to them. Agent advised that they can complete a principal‑only payment without any fee, and they can make the principal payment online using the provided website. Agent also assisted with Know Your Customer steps. As per comment dated XX/XX/XXXX borrower called regarding updating the principal curtailment advance and asked if they can open the advance without completing the requested update. The agent advised the borrower that they can manage their mortgage account online and provided them with the steps to update their automatic payments. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	11/XX/2025
627400841	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Outbound call to borrower regarding loss draft follow-up. Advised on inspection process and timeline and placed inspection order as requested. On comment dated XX/XX/XXXX Borrower inquired about online account access and making an additional principal payment, provided instructions on completing principal payments through the online platform.  Comment dated XX/XX/XXXX indicated Property damage due to XXX on XX/XX/XXXX which caused to XXX damage and XXX and XXX. On XX/XX/XXXX indicated property inspection received which indicated 100% inspection completed on it and also comment indicated claim check received, disbursed and closed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	3/XX/2025
627400960	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	10/XX/2025
627401066	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	10/XX/2025
627401081	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called regarding an inquiry about waiving a late charge. The agent advised that the late charge could be waived as a one‑time courtesy, processed the waiver, which will be mailed and received within XX to XX business days. The agent also advised that no additional late charges can be waived in the future, reviewed all available payment options, emailed the borrower the Automated Clearing House form, and advised the borrower to continue making payments as usual until confirmation is received. The account is fully verified as $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	11/XX/2025
627401218	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	8/XX/2025
627401334	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	10/XX/2025
627401424	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	6/XX/2025
627401745	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called as wanted to know payment amount and due date as borrower paid the negative escrow balance so that it does not get escrowed for future taxes. As per comment XX/XX/XXXX the borrower called regarding the request to have the escrow account removed because they believe it was enforced in error. The agent advised that a request for removal would be opened, but upon review found that the previous request was denied in XXX, so the agent contacted the assistance line to clarify next steps. The assistance line advised that the borrower must submit a written dispute since the decision was a denial to remove the escrow account. The agent relayed this to the borrower and explained that they need to send a written dispute along with proof that taxes were paid and that an escrow account should not have been created. The agent also answered general questions about the assistance process and advised that any dispute regarding the escrow removal denial should be sent to the escrow department. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	12/XX/2025
627401985	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and inquired about the NSF fees. The servicer can send a written request to the Research Department or can mail or fax the request include the loan number on all documents. As per borrower, a request was sent to them via email for a reply. Servicer should also provide instructions on how to make payment online and inform that it is not required to pay the non-sufficient fee immediately, as it will roll over.

Dispute comment - As per comment dated XX/XX/XXXX, a Fee dispute raised by the borrower. Servicer provided the resolution and waived the late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	9/XX/2025